PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment

	At December 31,
	2011	2012
	$	$

Buildings	112,360,504	169,769,630
Plant and machinery	708,782,109	886,430,211
Motor vehicles	2,530,905	3,414,460
Electronic equipment, furniture and fixtures	79,305,774	94,749,383
	902,979,292	1,154,363,684
Less: Accumulated depreciation	(185,542,927)	(294,156,922)
	717,436,365	860,206,762
Construction in progress	202,290,269	33,133,243
Property, plant and equipment, net	919,726,634	893,340,005